Organization and Summary of Significant Accounting Policies - Fair Value of Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Long term Debt, Current	$ 7,250	$ 5,290